Institutional [Member] Expense Example - Institutional - BlackRock GA Disciplined Volatility Equity Fund - Institutional Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	$ 748